Offsets	Dec. 02, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	DOGNESS (INTERNATIONAL) CORP
Form or Filing Type	F-3
File Number	333-254036
Initial Filing Date	Feb. 03, 2022
Fee Offset Claimed	$ 23,175
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Security Title Associated with Fee Offset Claimed	Unallocated (Universal Shelf)
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 250,000,000
Offset Note	Pursuant to Rule 457(p) under the Securities Act, the Registrant is offsetting the registration fee due under this registration statement by $23,175, which represents the portion of the registration fee previously paid with respect to $250,000,000 of unsold securities (the “Unsold Unallocated Securities”) previously registered on the registration statement of the Registrant on Form F-3 (File No. 333-262504). The Registrant previously filed the registration statement that registered an aggregate of $250,000,000 of an indeterminate number of securities to be offered by the Registrant from time to time. Of the $250,000,000 securities registered on the prior registration statement, for which the Registrant paid a filing fee of $23,175, all $250,000,000 of those securities remain unsold. Accordingly, the full $23,175 in previously paid fees is available for future offset. (calculated at the fee rate in effect on the filing date of the prior registration statement). The offering of the Unsold Unallocated Securities pursuant to the prior registration statement associated with the claimed fee offset pursuant to Rule 457(p) has been terminated.
Termination / Withdrawal Statement	previously registered on the registration statement of the Registrant on Form F-3 (File No. 333-262504). The Registrant previously filed the registration statement that registered an aggregate of $250,000,000 of an indeterminate number of securities to be offered by the Registrant from time to time. Of the $250,000,000 securities registered on the prior registration statement, for which the Registrant paid a filing fee of $23,175, all $250,000,000 of those securities remain unsold.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	DOGNESS (INTERNATIONAL) CORP
Form or Filing Type	F-3
File Number	333-254036
Filing Date	Jul. 06, 2022
Fee Paid with Fee Offset Source	$ 23,175
Termination / Withdrawal Statement	previously registered on the registration statement of the Registrant on Form F-3 (File No. 333-262504). The Registrant previously filed the registration statement that registered an aggregate of $250,000,000 of an indeterminate number of securities to be offered by the Registrant from time to time. Of the $250,000,000 securities registered on the prior registration statement, for which the Registrant paid a filing fee of $23,175, all $250,000,000 of those securities remain unsold.